Intangible assets (Tables)	6 Months Ended
Jul. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of Detailed Information About Intangible Assets

	31 July 2021 US $000’s	31 January 2021 US $000’s
Goodwill
Cost	3,949	3,949
Accumulated impairment	(3,949)	(3,949)
	-	-
Patents and licenses
Cost	15,730	16,368
Accumulated amortisation and impairment	(7,221)	(2,612)
	8,509	13,756
Brands
Cost	-	8,772
Accumulated amortisation and impairment	-	(6,307)
	-	2,465
Software & Website
Cost	69	11,275
Accumulated amortisation and impairment	(18)	(11,138)
	51	137

Total intangible assets	8,560	16,358

Disclosure of Detailed Information About Movements in Carrying Amounts of Intangible Assets

(a) Movements in carrying amounts of intangible assets

	Goodwill US $000’s	Patents and licenses US $000’s	Brands US $000’s	Software & website US $000’s	Total US $000’s
For the 6 months ended 31 July 2021
Balance at the beginning of the period	-	13,756	2,465	137	16,358
Additions	-	-	-	-	-
Amortisation expense - continuing operations	-	(149)	-	(11)	(160)
Amortisation expense – discontinued operations	-	-	-	(5)	(5)
Reduction due to discontinued operations	-	-	(2,501)	(75)	(2,576)
Impairment	-	(4,971)	-	-	(4,971)
Foreign exchange movements	-	(127)	36	5	(86)
Closing value at 31 July 2021	-	8,509	-	51	8,560

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021

	Goodwill US $000’s	Patents and licenses US $000’s	Brands US $000’s	Software & Website US $000’s	Total US $000’s
For the 6 months ended 31 January 2021
Balance at the beginning of the period	-	13,768	3,675	55	17,498
Additions	-	-	-	86	86
Amortisation expense	-	(146)	-	(11)	(157)
Impairment	-	-	(1,423)	-	(1,423)
Foreign exchange movements	-	134	213	7	354
Closing value at 31 January 2021	-	13,756	2,465	137	16,358

Disclosure of Impairment of Intangible Assets	(b) Impairment of patents and licenses
	6 months to 31 July 2021 US $000’s	6 months to 31 July 2020 US $000’s

Impairment of FOH license	(4,971)	-
Impairment of patents and licenses	(4,971)	-